Determination of fair value (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Financial assets at Fair value through profit or loss
Securities	R$ 103,282,212	R$ 87,513,004
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	23,733,466	9,217,155
Fair value through other comprehensive income
Securities	44,062,950	34,478,668
Evaluated at amortized cost
Securities	6,855,421	9,272,103
Securities purchased under agreements to resell	14,888,978	7,603,820
Securities trading and intermediation	2,932,319	3,271,000
Financial Assets At Amortized Cost Accounts Receivable	681,190	597,887
Loan operations	28,551,935	22,211,161
Financial Assets At Amortized Cost Other Financial Assets	4,208,743	3,517,189
Fair value through profit or loss
Securities	20,423,074	13,529,265
Derivative financial instruments	24,785,416	8,605,409
Evaluated at amortized cost
Securities sold under repurchase agreements	33,340,511	31,790,091
Securities trading and intermediation	16,943,539	16,062,697
Financing instruments payable	60,365,590	43,683,629
Financial Liabilities At Amortized Cost Borrowings	2,199,422	1,865,880
Financial Liabilities At Amortized Cost Accounts Payables	948,218	617,394
Financial Liabilities At Amortized Cost Other Financial Liabilities	R$ 12,231,376	11,554,213
Reasonably possible increase (decrease) in variable, percent	1.00%
Increase (decrease) in fair value due to change in discount rate, liability	R$ 3,915
Increase (decrease) in fair value due to change in discount rate by 100 bps, asset	R$ 14,507
Discount rate
Evaluated at amortized cost
Weighted average discount rate	0.1003
Fair value
Financial assets at Fair value through profit or loss
Securities	R$ 103,282,212	87,513,004
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	23,733,466	9,217,155
Investments in associates measured at fair value	1,450,704	1,523,425
Fair value through other comprehensive income
Securities	44,062,950	34,478,668
Evaluated at amortized cost
Securities	6,855,421	9,275,026
Securities purchased under agreements to resell	13,551,224	7,172,777
Securities trading and intermediation	2,932,319	3,271,000
Financial Assets At Amortized Cost Accounts Receivable	681,190	597,887
Loan operations	28,551,935	20,874,930
Financial Assets At Amortized Cost Other Financial Assets	4,208,743	3,517,189
Fair value through profit or loss
Securities	20,423,074	13,529,265
Derivative financial instruments	24,785,416	8,605,409
Evaluated at amortized cost
Securities sold under repurchase agreements	44,589,653	31,370,050
Securities trading and intermediation	16,943,539	16,062,697
Financing instruments payable	61,098,677	43,669,798
Financial Liabilities At Amortized Cost Borrowings	3,174,285	1,814,714
Financial Liabilities At Amortized Cost Accounts Payables	948,218	617,394
Financial Liabilities At Amortized Cost Other Financial Liabilities	12,231,376	11,554,213
Level 1 | Fair value
Financial assets at Fair value through profit or loss
Securities	92,628,880	73,022,643
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	977,441	296,249
Investments in associates measured at fair value	0	0
Fair value through other comprehensive income
Securities	44,062,950	34,478,668
Evaluated at amortized cost
Securities	3,773,404	7,579,658
Securities purchased under agreements to resell	0	0
Securities trading and intermediation	0	0
Financial Assets At Amortized Cost Accounts Receivable	0	0
Loan operations	0	0
Financial Assets At Amortized Cost Other Financial Assets	0	0
Fair value through profit or loss
Securities	19,949,021	13,048,246
Derivative financial instruments	662,084	167,874
Evaluated at amortized cost
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	0	0
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	0	0
Level 2 | Fair value
Financial assets at Fair value through profit or loss
Securities	10,653,332	14,490,361
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	22,756,025	8,920,906
Investments in associates measured at fair value	0	0
Fair value through other comprehensive income
Securities	0	0
Evaluated at amortized cost
Securities	3,082,017	1,695,368
Securities purchased under agreements to resell	13,551,224	7,172,777
Securities trading and intermediation	2,932,319	3,271,000
Financial Assets At Amortized Cost Accounts Receivable	681,190	597,887
Loan operations	20,874,930	20,874,930
Financial Assets At Amortized Cost Other Financial Assets	4,208,743	3,517,189
Fair value through profit or loss
Securities	474,053	481,019
Derivative financial instruments	24,123,332	8,437,535
Evaluated at amortized cost
Securities sold under repurchase agreements	44,589,653	31,370,050
Securities trading and intermediation	16,943,539	16,062,697
Financing instruments payable	61,098,677	43,669,798
Financial Liabilities At Amortized Cost Borrowings	3,174,285	1,814,714
Financial Liabilities At Amortized Cost Accounts Payables	948,218	617,394
Financial Liabilities At Amortized Cost Other Financial Liabilities	11,659,653	10,987,283
Level 3 | Fair value
Financial assets at Fair value through profit or loss
Securities	0	0
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0	0
Investments in associates measured at fair value	1,450,704	1,523,425
Fair value through other comprehensive income
Securities	0	0
Evaluated at amortized cost
Securities	0	0
Securities purchased under agreements to resell	0	0
Securities trading and intermediation	0	0
Financial Assets At Amortized Cost Accounts Receivable	0	0
Loan operations	0	0
Financial Assets At Amortized Cost Other Financial Assets	0	0
Fair value through profit or loss
Securities	0	0
Derivative financial instruments	0	0
Evaluated at amortized cost
Securities sold under repurchase agreements	0	0
Securities trading and intermediation	0	0
Financing instruments payable	0	0
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	R$ 571,723	R$ 566,930